UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21891

                               Cheswold Lane Funds
                               -------------------
               (Exact name of registrant as specified in charter)

                                100 Front Street
                           West Conshohocken, PA 19428
               (Address of principal executive offices) (Zip code)


                                  Eric Scharpf
                       Cheswold Lane Asset Management, LLC
                                100 Front Street
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                     Date of reporting period: June 30, 2006
                                               -------------

ITEM 1.  REPORT TO STOCKHOLDERS.

                                 CHESWOLD LANE
                                     FUNDS
                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                                 JUNE 30, 2006


CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
As of June 30, 2006

   SHARES                                                                     VALUE
-----------------------------------------------------------------------------------------

                COMMON STOCKS                                   97.6%

                AGRICULTURE                                      2.5%
      17,480    British American Tobacco PLC                                    $440,314
                                                                         ----------------

                AUTO PARTS & EQUIPMENT                           1.0%
      40,000    The Yokohama Rubber Co., Ltd.                                    177,055
                                                                         ----------------

                BANKS                                           19.8%
       3,310    BNP Paribas                                                      316,780
      26,300    Banco Bilbao Vizcaya Argentaria S.A.                             540,728
      52,000    The Bank of Fukuoka, Ltd.                                        395,746
      15,750    Barclays PLC                                                     178,997
      28,650    DNB NOR ASA                                                      355,673
       4,835    Duetsche Bank AG                                                 544,023
       9,990    HBOS PLC                                                         173,675
      32,000    Mitsui Trust Holdings, Inc.                                      384,901
       1,850    Societe Generale                                                 272,024
      20,800    Westpac Banking Corp.                                            359,750
                                                                         ----------------
                                                                               3,522,297
                                                                         ----------------

                CHEMICALS                                        1.0%
       7,269    Johnson Matthey PLC                                              178,398
                                                                         ----------------


                DIVERSIFIED FINANCIAL SERVICES                   5.4%
      57,480    Cattles PLC                                                      350,015
       6,240    Credit Suisse Group                                              348,421
       4,500    Takefuji Corp.                                                   268,469
                                                                         ----------------
                                                                                 966,905
                                                                         ----------------

                ELECTRIC                                         5.8%
       2,787    E. ON AG                                                         320,785
      76,000    HongKong Electric Holdings                                       343,942
       4,368    RWE AG                                                           363,302
                                                                         ----------------
                                                                               1,028,029
                                                                         ----------------

                ENGINEERING & CONSTRUCTION                       2.9%
      87,500    Cheung Kong Infrastructure Holdings, Ltd.                        252,913
      74,000    Taisei Corp.                                                     270,586
                                                                         ----------------
                                                                                 523,499
                                                                         ----------------

                FOOD                                             4.0%
       8,370    Orkla ASA                                                        388,060
      13,866    Unilever NV                                                      314,339
                                                                         ----------------
                                                                                 702,399
                                                                         ----------------

                GAS                                              2.3%
      77,445    Centrica PLC                                                     408,566
                                                                         ----------------


                HAND/MACHINE TOOLS                               1.1%
       6,000    Makita Corp.                                                     190,001
                                                                         ----------------

See notes to financial statements.


CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
As of June 30, 2006





                HOME BUILDERS                                    3.5%
      20,375    Barratt Developments PLC                                        $357,231
      11,655    Persimmon PLC                                                    265,994
                                                                         ----------------
                                                                                 623,225
                                                                         ----------------

                HOME FURNISHINGS                                 2.7%
      23,000    Matsushita Electric Industrial Co., Ltd.                         485,894
                                                                         ----------------

                INSURANCE                                        5.8%
      23,790    Aegon NV                                                         406,690
     145,830    Old Mutual PLC                                                   440,295
      73,430    Royal & Sun Alliance Insurance Group                             182,658
                                                                         ----------------
                                                                               1,029,643
                                                                         ----------------

                MACHINERY DIVERSIFIED                            1.0%
      19,000    Kubota Corp.                                                     180,335
                                                                         ----------------

                MINING                                           3.2%
       8,500    BHP Billiton Ltd.                                                183,135
      29,000    Sumitomo Metal Mining Co., Ltd.                                  378,498
                                                                         ----------------
                                                                                 561,633
                                                                         ----------------

                OIL & GAS                                       15.8%
      45,410    BP PLC                                                           529,517
       7,500    Eni S.p.A. ADR                                                   440,625
      13,124    Neste Oil OYJ                                                    462,134
      11,290    Norsk Hydro ASA                                                  299,368
       9,425    Repsol YPF S.A.                                                  269,819
      15,475    Statoil ASA                                                      438,938
       5,480    Total S.A.                                                       360,499
                                                                         ----------------
                                                                               2,800,900
                                                                         ----------------

                PHARMACEUTICALS                                  4.5%
       3,935    Altana AG                                                        219,165
       6,380    GlaxoSmithKline PLC                                              178,291
       2,200    Takeda Pharmaceutical Co., Ltd.                                  137,025
      22,000    Tanabe Seiyaku Co., Ltd.                                         270,971
                                                                         ----------------
                                                                                 805,452
                                                                         ----------------

                TELECOMMUNICATIONS                              13.8%
      14,585    France Telecom S.A.                                              313,481
      22,300    Nokia OYJ                                                        455,067
      27,636    Royal KPN NV                                                     310,600
      39,885    Tele2 AB                                                         402,809
      53,227    Telecom Corp. of New Zealand, Ltd.                               131,205
       4,700    Telecom Italia S.p.A. ADR                                        131,224
      29,140    Telenor ASA                                                      352,390
     165,704    Vodafone Group PLC                                               353,197
                                                                         ----------------
                                                                               2,449,973
                                                                         ----------------

                TRANSPORTATION                                   1.5%
      72,500    Orient Overseas International, Ltd.                              262,762
                                                                         ----------------

                TOTAL COMMON STOCKS
                 (cost $16,702,683)                                           17,337,280
                                                                         ----------------

See notes to financial statements.


CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
As of June 30, 2006




                SHORT-TERM INVESTMENT                           96.4%

                VARIABLE RATE DEMAND DEPOSIT                    96.4%
 $17,115,000    UMB Bank Money Market Fiduciary, 3.45%                       $17,115,000

                TOTAL SHORT-TERM INVESTMENT
                 (cost $17,115,000)                                           17,115,000
                                                                         ----------------

                TOTAL INVESTMENTS                              194.0%
                 (cost $33,817,683)                                           34,452,280

                Liabilities less Other Assets                   (94.0)%      (16,696,194)
                                                                         ----------------

                NET ASSETS                                     100.0%        $17,756,086
                                                                         ================

See notes to financial statements.

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
As of June 30, 2006

                      Investments by Country
           (As a Percentage of Long-term Investments)
-----------------------------------------------------------------
Australia                                                   3.1%
Finland                                                     4.4%
France                                                      7.3%
Germany                                                     8.3%
Hong Kong                                                   5.0%
Italy                                                       6.4%
Japan                                                      18.1%
Netherlands                                                 6.8%
New Zealand                                                 0.8%
Norway                                                     10.6%
Spain                                                       1.6%
Sweden                                                      2.3%
Switzerland                                                 2.0%
United Kingdom                                             23.3%
                                                     ------------
Total                                                     100.0%
                                                     ------------

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
As of June 30, 2006


                     Investments by Sector
           (As a Percentage of Long-term Investments)
-----------------------------------------------------------------
AGRICULTURE                                                 2.6%
AUTO PARTS & EQUIPMENT                                      1.0%
BANKS                                                      20.3%
CHEMICALS                                                   1.0%
DIVERSIFIED FINANCIAL SERVICES                              5.6%
ELECTRIC                                                    5.9%
ENGINEERING & CONSTRUCTION                                  3.0%
FOOD                                                        4.1%
GAS                                                         2.4%
HAND/MACHINE TOOLS                                          1.1%
HOME BUILDERS                                               3.6%
HOME FURNISHINGS                                            2.8%
INSURANCE                                                   5.9%
MACHINERY DIVERSIFIED                                       1.0%
MINING                                                      3.2%
OIL & GAS                                                  16.2%
PHARMACEUTICALS                                             4.7%
TELECOMMUNICATIONS                                         14.1%
TRANSPORTATION                                              1.5%
                                                     ------------
TOTAL                                                     100.0%
                                                     ------------

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
For the period June 28, 2006* through June 30, 2006



ASSETS
       Investments at value (cost $33,817,683)                                    $34,452,280
       Foreign currency (cost $67,238)                                                 70,965
       Interest and dividends receivable                                                3,428
       Receivable from Adviser                                                          2,266
                                                                         ---------------------
                           Total assets                                            34,528,939
                                                                         ---------------------

LIABILITIES
       Payable for investments purchased                                           16,702,683
       Due to custodian                                                                67,238
       Accrued expenses                                                                 2,932
                                                                         ---------------------
                           Total liabilities                                       16,772,853
                                                                         ---------------------
NET ASSETS                                                                        $17,756,086
                                                                         =====================

NET ASSETS CONSIST OF
       Paid-in-capital                                                            $17,115,000
       Accumulated net investment income                                                2,762
       Net unrealized appreciation on investments and foreign currency
                           translations                                               638,324
                                                                         ---------------------

NET ASSETS                                                                        $17,756,086
                                                                         =====================

SHARES:
       Net assets                                                                 $17,756,086
       Shares outstanding ($0.001 par value, unlimited shares authorized)           1,141,000
       Net asset value, offering and redemption price per share                        $15.56
                                                                         =====================

----------------------------------------------
*Inception

See notes to financial statements.

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF OPERATIONS (UNAUDITED)
For the period June 28, 2006* through June 30, 2006



INVESTMENT INCOME
         Interest                                                                       $3,428
                                                                                ---------------

         Total investment income                                                         3,428
                                                                                ---------------

EXPENSES
         Professional fees                                                                 722
         Investment advisory fees                                                          521
         Custody fees                                                                      481
         Administrative and fund accounting fees                                           308
         Trustees' fees                                                                    289
         Transfer agent fees and expenses                                                  289
         Federal and state registration fees                                               225
         Insurance premiums                                                                218
         Reports to shareholders                                                           160
         Miscellaneous expenses                                                            241
                                                                                ---------------
         Total expenses before fee waivers and reimbursement                             3,454
         Fee waivers and expenses reimbursed                                            (2,788)
                                                                                ---------------
                    Net expenses                                                           666
                                                                                ---------------
NET INVESTMENT INCOME                                                                    2,762

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
         Change in unrealized
         appreciation/depreciation on
         investments
                    and foreign currency translations                                  638,324
                                                                                ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $641,086
                                                                                ===============


------------------------
*Inception

See notes to financial statements.

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                   6/28/2006*
                                                                                       TO
                                                                                    6/30/2006
                                                                                   (UNAUDITED)

OPERATIONS
       Net Investment Income                                                           $2,762
       Change in unrealized appreciation/depreciation on investments
           and foreign currency translations                                          638,324
                                                                              ----------------

           Net increase in net assets resulting from operations                       641,086
                                                                              ----------------

CAPITAL SHARE TRANSACTIONS
       Proceeds from sale of shares
           Shares                                                                  17,115,000
           Net increase from
                                                                              ----------------
               capital share transactions                                          17,115,000
                                                                              ----------------

TOTAL INCREASE IN NET ASSETS                                                       17,756,086

NET ASSETS
       Beginning of period                                                                  0
                                                                              ----------------
       End of period                                                              $17,756,086
                                                                              ================
       Undistributed net investment income                                                 $0

TRANSACTIONS IN SHARES
       INSTITUTIONAL:
           Shares sold                                                              1,141,000
                                                                              ----------------
           Net increase                                                             1,141,000
                                                                              ================

------------------
*Inception

See notes to financial statements.

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS
June 30, 2006

NOTE 1.  ORGANIZATION

     Cheswold Lane International High Dividend Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was organized as a Delaware business trust on April 12, 2006 and consists solely of the Cheswold Lane International High Dividend Fund (the "Fund"). The investment objective for the Fund is long-term growth of income and capital appreciation. The fund commenced operations on June 28, 2006.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

     Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Continued)




NOTE 3.  INVESTMENT ADVISORY AGREEMENT

     The Fund has an investment advisory agreement with Cheswold Lane Asset Management, LLC (the "Adviser"). Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the average net assets.

     For the period ended June 30, 2006, the Adviser voluntarily agreed to limit the total expenses of the Fund to an annual rate of 1.15% of average net assets.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) from June 28, 2006 to June 30, 2006 were $16,702,683 and $0, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 5.  FEDERAL INCOME TAX INFORMATION

     At June 30, 2006, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:




Cost of investments                                    $33,817,683
                                                   =================


Unrealized appreciation                                    643,891
Unrealized depreciation                                     (9,294)
                                                   -----------------


Net unrealized appreciation on investments                $634,597
                                                   =================

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.


NOTE 6.    INVESTMENT ADVISORY ACCEPTANCE AGREEMENT

      At its organizational meeting held on June 2, 2006 (the "Meeting"), the Trust's Board of Trustees (the "Board"), including a majority of the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940 Act) (the "Independent Trustees"), considered and approved the Advisory Agreement for the Cheswold Lane International High Dividend Fund (the "Fund") between the Trust and Cheswold Lane Asset Management, LLC (the "Adviser"). In determining whether to approve the Advisory Agreement, the Board considered the written information received in advance of the Meeting, which included: (i) the proposed Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser will provide to the Fund; (iii) information describing

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Continued)


the Adviser's personnel and operations; (iv) information describing the level of advisory fees to be charged the Fund by the Adviser; (v) information describing the Adviser's compliance program; (vi) information describing the Fund's anticipated operating expenses compared to certain other registered investment companies with investment objectives similar to the Fund; and (vii) information describing the Adviser's business and operations. The Board also considered the presentations made by, and discussions held with, personnel of the Adviser at the Meeting.

       In considering the information and materials described above, the Independent Trustees received assistance from counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

       The Trustees reached the following conclusions:

       Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by the Adviser under the Advisory Agreement, the Trustees considered the specific investment process to be employed by the Adviser in managing the assets of the Fund; the qualifications of the investment team with regard to implementing an international high dividend yield strategy; and the Adviser's investment infrastructure and whether it appears to adequately support the Fund's strategy. Because the Adviser had recently commenced operations, the Trustees focused on the past experience and qualifications of the Adviser's personnel. The Trustees noted that certain of the Adviser's personnel had experience managing separate accounts with an investment objective and strategy substantially identical to the Fund. The Trustees concluded that the nature, extent and quality of the advisory services expected to be provided by the Adviser were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Advisory Agreement.

       Fees. The Board carefully considered the proposed fees payable by the Fund to the Adviser under the Advisory Agreement. In this connection, the Board compared the Fund's proposed advisory fees and projected expense ratio for the first two years of its operations to other foreign large cap value mutual funds. The Board evaluated the Adviser's anticipated costs and projected profitability in serving as the Fund's Adviser, including the costs associated with the Adviser's operations. The Board noted the Adviser's commitment initially to limit the Fund's expenses through a two-year contractual written fee waiver and expense reimbursement agreement with the Trust. The Board considered the entrepreneurial risk undertaken by the Adviser in sponsoring the Trust. The Board also considered the potential benefits to the Adviser from acting as investment Adviser to the Fund. After comparing the Fund's proposed fees with those of the Fund's peer group, and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser appeared to be within a reasonable range for the services to be provided.

       Performance. Because the Fund had not yet commenced investment operations at the time of the Board's consideration and approval of the Advisory Agreement, the Board could not consider the Adviser's investment performance managing the Fund as a factor in evaluating the Advisory Agreement. The Board, however, did consider the past performance of separate accounts with an investment objective and strategy substantially identical to the Fund that were managed by the Adviser's portfolio managers. The Board noted the managers' favorable performance relative to the separate accounts' benchmark. The Trustees concluded that the experience of the Adviser's portfolio managers, coupled with the Adviser's investment process, supported a decision to approve the Advisory Agreement.

       Other Benefits. The Board discussed whether the Fund would be able to participate in any economies of scale that the Adviser may experience in the event that the Fund reaches a certain level of assets. The Board noted the uncertainty involved in launching a new investment product and estimating future asset

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Continued)


levels. Due to the start-up nature of the Fund and the Adviser's two-year commitment to waive fees and reimburse expenses to the extent necessary to cap the Fund's expenses, the Board concluded that it would evaluate whether the Fund realizes economies of scale in the future once its asset level becomes more substantial.

       Conclusion. After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, concluded that the initial approval of the Advisory Agreement was in the best interests of the Fund, and approved the Advisory Agreement with, and the fee to be paid to, the Fund's Adviser.


NOTE 7.    OTHER

       As of June 30, 2006, the Cheswold Lane International High Dividend Fund has shareholders that hold 84.1% and 5.3% of the outstanding shares of the Fund. A significant redemption by these shareholders could affect the Fund's liquidity and the future viability of the Fund.

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

                                                               6/28/2006*
                                                                   TO
                                                                6/30/2006
                                                               (UNAUDITED)
                                                         -----------------------

PER SHARE OPERATING PERFORMANCE
     (For a share outstanding throughout the period)

     Net asset value, beginning of period                 $         15.00
                                                         -----------------------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                              -
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions                0.56
                                                         -----------------------
     Total from investment operations                                0.56
                                                         -----------------------

LESS DISTRIBUTIONS:
     Dividends from net investment income                               -
     Distribution from net realized gains                               -
                                                         -----------------------
     Total distributions                                                -
                                                         -----------------------

     Net asset value, end of period                                $15.56
                                                         =======================

TOTAL RETURN                                                        3.73%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000's)                 $        17,756
     Ratio of expenses to average net assets:
        Net of waivers and reimbursements                           0.66%(2)
        Before waivers and reimbursements                           0.66%(2)
     Ratio of net investment income to average net assets:
        Net of waivers and reimbursements                           2.73%(2)
        Before waivers and reimbursements                           2.73%(2)
     Portfolio turnover rate                                         100%(1)


------------------
* Inception

(1) Annualized for periods less than one year.
(2) Not annualized for periods  less than one year.


See notes to financial statements.

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
EXPENSE EXAMPLE (UNAUDITED)
For the Period Ending, June 30, 2006

         As a shareholder of the Cheswold Lane International High Dividend Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006 (the "period").

ACTUAL EXPENSES
         The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
         The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the classes. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD


                                                                           INSTITUTIONAL SHARES
                                          ------------------------ ------------------------- -------------------------------------
                                             Beginning account       Ending account value      Expenses paid during the period
                                            value June 28, 2006         June 30, 2006               ended June 30, 2006(1)
                                           ------------------------ ------------------------- -------------------------------------
Actual Example                                   $1,000.00                $1,000.00                         $0.05
Hypothetical Example, assuming a 5%
return before expenses                           1,000.00                  1,024.95                          0.05



(1) Expenses are equal to the Fund's annualized expense ratios 1.15% multiplied by the average account value over the period, multiplied by 3/365 (to reflect the three day period).

CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND (UNAUDITED)
OTHER INFORMATION


     A description of the Cheswold Lane International High Dividend Fund portfolio security proxy voting policies and procedures and a record of the Fund's proxy votes for the most recent period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission's website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.



     The Cheswold Lane International High Dividend Fund Files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.















                  UMB DISTRIBUTIONS SERVICES, LLC, DISTRIBUTOR

                            803 West Michigan Street

                           Milwaukee, Wisconsin 53233

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)      Not applicable.


ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.






                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:  /s/ Eric Scharpf
---------------------------
         Eric Scharpf
         President

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Eric Scharpf
---------------------------
         Eric Scharpf
         President

Date: September 7, 2006

By:  /s/ Matthew Taylor
---------------------------
         Matthew Taylor
         Vice-President and Treasurer

Date: September 7, 2006